Inventories - Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 223	$ 175
Work-in-process	1,235	1,120
Finished products	514	546
Total	$ 1,972	$ 1,841